Note 33 - Employee Benefits - Post-employment Benefit Plans - Breakdown of Benefit Obligation (Detail) - EUR (€) € in Millions	Dec. 31, 2020		Dec. 31, 2019
Defined benefit obligation related to
Active plan participants	€ 6,540		€ 6,643
Participants in deferred status	6,187		5,764
Participants in payment status	8,080		8,011
Defined benefit obligation	20,807		20,418
Fair value of plan assets	€ 20,457		€ 19,655
Funding ratio (in %)	98.30%		96.30%
Germany [Member]
Defined benefit obligation related to
Active plan participants	€ 4,950		€ 5,031
Participants in deferred status	2,639		2,483
Participants in payment status	5,943		5,756
Defined benefit obligation	13,532		13,270
Fair value of plan assets	€ 12,658		€ 11,915
Funding ratio (in %)	93.50%		89.80%
UK [Member]
Defined benefit obligation related to
Active plan participants	€ 706		€ 680
Participants in deferred status	2,876		2,569
Participants in payment status	1,335		1,438
Defined benefit obligation	4,917		4,687
Fair value of plan assets	€ 5,705		€ 5,615
Funding ratio (in %)	116.00%		119.80%
US [Member]
Defined benefit obligation related to
Active plan participants	€ 236		€ 282
Participants in deferred status	561		593
Participants in payment status	530		543
Defined benefit obligation	1,327		1,418
Fair value of plan assets	€ 1,107		€ 1,143
Funding ratio (in %)	83.40%	[1]	80.60%	[2]
Other [Member]
Defined benefit obligation related to
Active plan participants	€ 648		€ 650
Participants in deferred status	111		119
Participants in payment status	272		274
Defined benefit obligation	1,031		1,043
Fair value of plan assets	€ 987		€ 982
Funding ratio (in %)	95.70%		94.20%

[1]	US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (EUR168million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 96%.
[2]	US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (EUR181million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 92%.